CONCENTRATION (Schedule of Major Customer Concentrations) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Concentration Risk [Line Items]
Revenues	$ 122,397,886	$ 118,616,971	$ 117,453,024
Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenues	72,715,616	47,930,799	73,599,982
Concentration risk percentage	60.00%	40.00%	63.00%
Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Revenues	47,193,174	29,905	37,685,302
Concentration risk percentage	39.00%	25.00%	32.00%
Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Revenues	25,522,442	18,024,885	21,213,241
Concentration risk percentage	21.00%	15.00%	18.00%
Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Revenues			$ 14,701,440
Concentration risk percentage			13.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	56.00%	45.00%